Class A Prospectus | SIIT LARGE CAP FUND
SIIT LARGE CAP FUND
Investment Goal
Long-term growth of capital and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class A Prospectus SIIT LARGE CAP FUND SIIT LARGE CAP FUND - CLASS A
Management Fees		0.40%
Distribution (12b-1) Fees		none
Other Expenses		0.06%
Acquired Fund Fees and Expenses (AFFE)		0.01%
Total Annual Fund Operating Expenses	[1]	0.47%
[1]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Prospectus SIIT LARGE CAP FUND SIIT LARGE CAP FUND - CLASS A	48	151	263	591

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Large Cap Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large companies.

For purposes of this Fund, a large company is a company with a market capitalization in the range of companies in the Russell 1000 Index (between $1.61 billion and $424.74 billion as of July 31, 2013) at the time of purchase. The market capitalization range and the composition of the Russell 1000 Index are subject to change. These securities may include common stocks, preferred stocks, warrants and exchange-traded funds (ETFs). The Fund may also, to a lesser extent, invest in common and preferred stocks of small capitalization companies. The Fund uses a multi-manager approach, relying on a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies and strategies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC or the Adviser).

Principal Risks

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses.

Investment Style Risk — The risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Small Capitalization Risk — Smaller capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies.

Loss of money is a risk of investing in the Fund.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten years, and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception compare with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 17.27% (6/30/09) Worst Quarter: -21.67% (12/31/08) The Fund's total return from January 1, 2013 to June 30, 2013 was 14.22%.
Average Annual Total Returns (for the periods ended December 31, 2012)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns Class A Prospectus SIIT LARGE CAP FUND	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
SIIT LARGE CAP FUND - CLASS A	Return Before Taxes	17.09%	1.58%	7.37%	6.50%	[1]	Jun. 14, 1996
After Taxes on Distributions SIIT LARGE CAP FUND - CLASS A	Return After Taxes on Distributions	16.21%	1.08%	6.98%	5.84%	[1]
After Taxes on Distributions and Sale of Fund Shares SIIT LARGE CAP FUND - CLASS A	Return After Taxes on Distributions and Sale of Fund Shares	12.06%	1.25%	6.44%	5.50%	[1]
Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)	Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)	16.42%	1.92%	7.52%	6.82%	[1]	Jun. 30, 1996
[1]	Index returns are shown from June 30, 1996.